SUBSEQUENT EVENT NOTE (Narrative) (Details)	1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2021 shares	Jan. 31, 2021 $ / shares shares	Feb. 28, 2021 shares	Mar. 16, 2021 shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Subsequent Event [Line Items]
Stock repurchased and retired							1,536,500
Number of stock options exercised					346,500	0	0
Stock options exercised, strike price | $ / shares					$ 0.21	$ 0	$ 0
Maximum [Member]
Subsequent Event [Line Items]
Stock options exercised, strike price | $ / shares					$ 0.50
Subsequent event [Member]
Subsequent Event [Line Items]
Treasury shares cancelled		5,200
Stock repurchased and retired			41,900
Number of common shares issued		130,000
Subsequent event [Member] | Strike price of CAD$0.23 [Member]
Subsequent Event [Line Items]
Number of stock options exercised		100,000
Stock options exercised, strike price | $ / shares		$ 0.23
Subsequent event [Member] | Strike price of CAD$0.50 [Member]
Subsequent Event [Line Items]
Number of stock options exercised		30,000
Stock options exercised, strike price | $ / shares		$ 0.50
Subsequent event [Member] | 2020 repurchase plan [Member]
Subsequent Event [Line Items]
Stock repurchased during period	25,000
Subsequent event [Member] | 2021 repurchase plan [Member]
Subsequent Event [Line Items]
Stock repurchased during period	27,200
Subsequent event [Member] | 2021 repurchase plan [Member] | Maximum [Member]
Subsequent Event [Line Items]
Number of shares authorised to repurchase				4,000,000